UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road
Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5233

Date of fiscal year end:	10/31/07

Date of reporting period:	4/30/07

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Invests primarily in global fixed-income securities

Semi-Annual Report

April 30, 2007

Letter to Shareholders

June 18, 2007

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Global Income Fund, Inc. (the “Fund”) for the six-months ended April 30, 2007. The Fund’s principal investment objective is to provide high current income by investing primarily in fixed income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 5.5% for the six months ended April 30, 2007 and 8.4% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund’s share price increased by 2.2% over the six months, from $13.00 on October 31, 2006 to $13.28 on April 30, 2007. The Fund’s share price on April 30, 2007 represented a discount of 3.7% to the NAV per share of $13.79 on that date, compared with a discount of 3.4% to the NAV per share of $13.46 on October 31, 2006. At the date of this letter, the share price was $13.05, representing a discount of 4.5% to the NAV per share of $13.67.

Credit Quality: 79.4% of Securities Rated or Deemed Equivalent to A or Better

As of April 30, 2007, 79.4% of the Fund’s portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the twelve months ended April 30, 2007 totaled $0.77 per share. Based on the share price of $13.28 on April 30, 2007, the distribution rate over the twelve months then ended was 5.8%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On June 13, 2007, the Board of Directors authorized a monthly distribution of 6.5 cents per share, payable on July 13, 2007 to common shareholders of record as of June 29, 2007.

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital. It is the Board’s intention that a monthly distribution of at least 6.5 cents per share be maintained for twelve months, beginning with the July 13, 2007 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2007.

Aberdeen Global Income Fund, Inc.

Letter to Shareholders (continued)

Change in U.S. Dollar Investment Policy

On March 14, 2007, the Board of Directors determined that, because the Fund is a U.S. dollar-denominated fund, the Fund needs the flexibility to increase its exposure to the U.S. dollar without limit. As a result of this determination, the Board amended the Fund’s investment policies to permit the Fund to invest all of its total assets in U.S. dollar-denominated securities. Prior to this determination, the Fund’s maximum exposure to the currency of any Developed Market was 25% of the Fund’s total assets, provided, however, that the Fund could exceed the limit with respect to U.S. dollars (1) when investing for temporary defensive purposes, (2) in anticipation of paying a dividend or distribution, or (3) in anticipation of redeeming the Fund’s auction market preferred stock or repaying any then-outstanding borrowings.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-866-839-5233.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies related to portfolio securities during the twelve months ended June 30, 2006, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-866-839-5233; and (ii) on the SEC’s website at http://www.sec.gov.

Investor Relations Information

For information about the Fund, daily updates of share price, NAV, and details of recent distributions, contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-866-839-5233 in the United States,

•	emailing to InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeenfco.com.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Martin Gilbert

President

All amounts are U.S. dollars unless otherwise stated

Aberdeen Global Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2006, including the distribution paid on June 15, 2007, are comprised entirely of net investment income.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2008, a Form 1099-DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2007 calendar year.

Aberdeen Global Income Fund, Inc.

Automatic Dividend Reinvestment and Cash Purchase Plan

Common shareholders are automatically enrolled in the Fund’s Automatic Dividend Reinvestment and Cash Purchase Plan (the “Plan”), which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates, unless an election is made to receive distributions in cash. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan you will benefit from:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares are purchased on your behalf under the Plan at low brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, please contact the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Global Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2007, the Fund’s share price was $13.28, which represented a discount of 3.7% to the NAV per share of $13.79. As of June 18, 2007, the share price was $13.05, representing a discount of 4.5% to the NAV per share of $13.67.

Auction Market Preferred Stock (AMPS)

The Fund’s $30 million of AMPS continued to be well bid at the regular auctions. The average interest rate paid was 5.296% over the six months ended April 30, 2007, compared with an interest rate of 5.267% for 30-day U.S. commercial paper over the same period. These rates were little changed from those in the preceding six months, driven mainly by the U.S. Federal Reserve’s steady monetary policy stance over the period.

Over the six months ended April 30, 2007, the impact of the AMPS on the net asset value attributable to common shareholders was positive. Bond movements made a negative contribution, as ongoing inflation concerns placed upward pressure on global bond yields. However, this negative effect was mitigated by the locking in of fixed rates on 64% of the AMPS, pursuant to the interest rate swap agreement referred to below. The Fund’s locking in of fixed rates on a portion of the AMPS has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remained positive despite the rise in U.S. short-term interest rates. Currency movements also made a positive contribution.

These factors, in combination, produced a gain of 0.7% due to AMPS over the six months ended April 30, 2007.

The Fund has entered into an interest rate swap agreement, based on an aggregate notional amount of $19.2 million, which represents 64% of the total AMPS outstanding. Under the terms of the agreement, as currently in effect, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Term as of April 30, 2007	Amount (in $ million)	Fixed Rate Payable (%)
42 months	4.8	4.055
18 months	7.2	3.540
6 months	7.2	3.160

Aberdeen Global Income Fund, Inc.

Report of the Investment Manager (continued)

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

PORTFOLIO COMPOSITION

Quality of Investments

As of April 30, 2007, 79.4% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated at least “A” by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of April 30, 2007, compared with the previous six and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
April 30, 2007	51.6	15.1	12.7	1.6	15.0	4.0
October 31, 2006	64.4	9.5	12.4	0.9	9.1	3.7
April 30, 2006	67.5	9.3	11.5	1.8	8.3	1.6

* Below investment grade

Geographic Composition

The Fund’s investments are divided into three categories: Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. The table below shows the geographic composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of April 30, 2007, compared with the previous six and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
April 30, 2007	76.5	6.9	16.6
October 31, 2006	71.8	17.2	11.0
April 30, 2006	85.9	6.9	7.2

Aberdeen Global Income Fund, Inc.

Report of the Investment Manager (concluded)

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2007, compared with the previous six and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
April 30, 2007	86.1	4.5	9.4
October 31, 2006	79.0	17.5	3.5
April 30, 2006	84.2	15.1	0.7

Maturity Composition

As of April 30, 2007, the average maturity of the Fund’s total investments was 7.7 years, compared with 5.9 years on October 31, 2006. The table below shows the maturity composition of the Fund’s investments as of April 30, 2007, compared with the previous six and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
April 30, 2007	31.3	16.1	32.7	19.9
October 31, 2006	41.2	15.8	29.7	13.3
April 30, 2006	41.6	15.9	32.9	9.6

Aberdeen Global Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies from the previous six and twelve month periods.

	April 30, 2007		October 31, 2006		April 30, 2006
Australia
90 day bank bills		6.38%		6.38%		5.82%
10 year bonds		5.88%		5.66%		5.70%
Australian Dollar		$0.83		$0.77		$0.76

Canada
90 day bank bills		4.16%		4.19%		4.12%
10 year bonds		4.15%		4.03%		4.47%
Canadian Dollar		$0.90		$0.89		$0.89

Malaysia
90 day T-bills		3.35%		3.55%		2.98%
10 year bonds		3.49%		3.98%		4.50%
Malaysian Ringgit*	~~R~~	3.42	~~R~~	3.65	~~R~~	3.62

New Zealand
90 day bank bills		8.09%		7.59%		7.52%
10 year bonds		6.09%		5.75%		5.72%
New Zealand Dollar		$0.74		$0.67		$0.64

Philippines
90 day T-bills		3.73%		5.73%		5.03%
10 year bonds		6.58%		7.61%		7.13%
Philippines Peso*	(Peso)	47.61	(Peso)	49.84	(Peso)	51.77

Singapore
90 day T-bills		2.20%		3.35%		2.90%
10 year bonds		2.68%		3.19%		3.51%
Singapore Dollar*	S$	1.52	S$	1.56	S$	1.58

South Korea
90 day T-bills		4.95%		4.57%		4.24%
10 year bonds		5.15%		4.91%		5.25%
South Korean Won*	(Won)	930.50	(Won)	942.20	(Won)	943.20

Thailand
90 day deposits		2.75%		3.25%		3.25%
10 year bonds		3.86%		5.16%		5.54%
Thai Baht*	~~B~~	34.78	~~B~~	36.72	~~B~~	37.57

United Kingdom
90 day bank bills		5.35%		4.80%		4.43%
10 year bonds		5.04%		4.51%		4.64%
British Pound		$2.00		$1.91		$1.82

U.S.$ Bonds**
Malaysia		5.10%		5.24%		5.49%
Philippines		5.20%		5.46%		5.44%
South Korea		5.16%		4.96%		4.94%
*	These currencies are quoted Asian currency per U.S. dollar. The Australian, Canadian and New Zealand dollars and British pound are quoted U.S. dollars per currency.
**	Sovereign issues.

Aberdeen Asset Management Asia Limited

June 2007

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)

LONG-TERM INVESTMENTS—110.8%
ARGENTINA—2.4%
		Republic of Argentina,
USD	2,841	8.28%, 12/31/33(a)	$3,057,101

AUSTRALIA—28.7%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/18(b)	409,081
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/17(b)	2,175,050
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/16(b)	407,684
		AXA SA,
AUD	500	7.50%, 10/26/16(b)(c)	413,107
		Bank of America Corp.,
AUD	500	6.50%, 12/05/08	415,239
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	846,796
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	397,263
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	412,690
		Commonwealth of Australia,
AUD	550	10.00%, 10/15/07	465,572
AUD	1,250	7.50%, 9/15/09	1,071,389
AUD	500	5.25%, 8/15/10	406,139
AUD	250	5.75%, 6/15/11	205,858
AUD	100	6.50%, 5/15/13	85,378
AUD	500	6.25%, 4/15/15	424,645
AUD	250	6.00%, 2/15/17	209,905
		Emirates Bank International,
AUD	500	6.75%, 11/06/09	414,849
		Eurofima,
AUD	200	6.00%, 1/28/14	163,229
AUD	1,000	6.25%, 12/28/18	833,851
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	408,663
		General Electric Capital Australia Funding Pty,
AUD	500	6.00%, 5/15/13	401,315
AUD	600	6.00%, 4/15/15	478,379
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	401,460
		GPT RE, Ltd.,
AUD	500	6.00%, 6/27/08	412,492
		HSBC Bank,
AUD	800	6.50%, 9/22/11	658,792
		HSBC Bank Australia,
AUD	2,000	6.5883%, 5/19/16(b)	1,663,182
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/17(b)	408,504

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
		Monumental Global Funding, Ltd.,
AUD	500	6.50%, 11/08/11	$412,716
		National Capital Trust III,
AUD	500	7.4533%, 9/30/16(b)(c)	419,046
		National Wealth Management,
AUD	500	6.75%, 6/16/26(b)	404,005
		New South Wales Treasury Corporation,
AUD	3,700	7.00%, 12/01/10	3,145,804
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	1,048,426
		Queensland Treasury Corporation,
AUD	2,500	8.00%, 9/14/07	2,093,558
AUD	1,900	6.00%, 6/14/11	1,568,084
AUD	2,700	6.00%, 8/14/13	2,226,955
AUD	3,000	6.00%, 10/14/15	2,465,215
AUD	1,250	6.00%, 6/14/21	1,025,766
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17	396,297
		SPI Australia Finance Pty. Ltd.,
AUD	750	6.25%, 11/14/08	619,016
		SPI Electricity & Gas,
AUD	600	6.50%, 11/03/11	491,798
		St George Bank, Ltd.,
AUD	500	6.50%, 7/26/11(b)(c)	411,662
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	816,975
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	420,460
NZD	1,000	7.15%, 11/24/14	708,626
		Walker Finance Property, Limited,
AUD	700	6.765%, 12/30/11(b)	583,733
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	567,915
		Western Australia Treasury Corporation,
AUD	500	8.00%, 10/15/07	419,120
AUD	2,250	8.00%, 6/15/13	2,033,401

			36,869,090

BRAZIL—2.7%
		Bie Bank & Trust, Ltd.,
BRL	3,500	14.10%, 2/02/09	1,809,318
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	285,363
		Federal Republic of Brazil,
USD	1,200	10.00%, 8/07/11	1,411,200

			3,505,881

CANADA—20.7%
		Canadian Government,
CAD	2,500	5.50%, 6/01/10	2,351,943
CAD	3,000	10.25%, 3/15/14	3,702,393
CAD	2,000	8.00%, 6/01/23	2,600,009
CAD	2,000	9.00%, 6/01/25	2,888,839

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
		Canada (Cayman),
CAD	750	7.25%, 6/01/08	$697,079
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	665,534
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,211,881
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	699,508
		Province of Manitoba Series EMTN,
CAD	3,500	7.00%, 5/21/07	3,171,162
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,152,160
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	921,697
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,036,882
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	712,858
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,776,582

			26,588,527

COLOMBIA—1.6%
		Republic of Colombia,
COP	1,600,000	12.00%, 10/22/15	866,364
USD	1,020	7.375%, 9/18/37	1,140,360

			2,006,724

FINLAND—2.0%
		Republic of Finland,
GBP	1,250	10.125%, 6/22/08	2,615,381

FRANCE—1.6%
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,108,260

INDONESIA—2.6%
		Indonesia Government,
IDR	12,000,000	13.15%, 3/15/10	1,483,519
IDR	15,000,000	11.00%, 12/15/12	1,794,121

			3,277,640

JAMAICA—1.3%
		Government of Jamaica,
EUR	1,000	11.00%, 7/27/12	1,639,053

KAZAKHSTAN—1.2%
		Kazkommerts International BV,
USD	1,500	7.875%, 4/07/14	1,530,135

LUXEMBOURG—1.2%
		Vimpel-Communication,
USD	1,500	8.00%, 2/11/10	1,562,873

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
MEXICO—4.0%
		Kreditanstalt fuer Wiederaufbau,
TRY	4,000	13.50%, 3/03/08	$2,871,269
MXN	15,000	9.75%, 5/27/08	1,395,760
		Mexican Fixed Rate Bonds,
MXN	9,000	9.50%, 12/18/14	908,299

			5,175,328

NETHERLANDS—0.3%
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	362,865

NEW ZEALAND—15.0%
		Auckland Healthcare Services, Ltd,
NZD	1,000	7.75%, 9/15/15	752,859
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,197,127
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	737,039
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/09(b)(c)	1,460,659
		European Investment Bank,
NZD	2,300	7.00%, 12/17/07	1,695,371
NZD	2,000	6.50%, 9/10/14	1,410,657
NZD	500	7.25%, 2/08/10	368,038
		General Electric Capital Corp.,
NZD	1,000	6.625%, 2/04/10	719,627
NZD	1,000	6.50%, 9/28/15	688,477
NZD	1,000	6.75%, 9/26/16	710,607
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,368,411
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	724,069
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	1,062,053
		New Zealand Government,
NZD	500	6.50%, 4/15/13	372,003
NZD	1,500	6.00%, 12/15/17	1,105,275
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	698,254
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	2,104,857
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	1,040,899

			19,216,282

PERU—1.7%
		Republic of Peru,
USD	1,700	9.875%, 2/06/15	2,163,250

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
PHILIPPINES—2.2%
		Philippine Long Distance Telephone Company,
USD	1,400	11.375%, 5/15/12	$1,722,000
		Republic of Philippines,
USD	1,000	7.50%, 9/25/24	1,105,000

			2,827,000

RUSSIA—2.8%
		Evraz Group SA,
USD	1,300	8.25%, 11/10/15	1,347,125
		Red Arrow International Leasing,
RUB	31,820	8.375%, 3/31/12	1,281,662
		Russian Standard Finance SA,
USD	1,000	8.625%, 5/05/11	1,011,900

			3,640,687

TURKEY—1.0%
		Republic of Turkey,
USD	1,000	11.00%, 1/14/13	1,227,500

UKRAINE—0.6%
		Alfa Bank Ukraine,
USD	800	9.75%, 12/22/09	820,320

UNITED KINGDOM—6.6%
		Barclays Bank PLC,
GBP	1,000	9.875%, 5/12/08(b)(c)	2,073,812
		British Gas PLC,
GBP	1,400	8.875%, 7/08/08	2,888,000
		EGG Banking PLC,
GBP	500	5.125%, 12/21/07	993,745
		Prudential Finance B.V.,
GBP	500	9.375%, 6/04/07	1,002,472
		United Kingdom Treasury,
GBP	600	8.00%, 12/07/15	1,438,405

			8,396,434

UNITED STATES—7.3%
		Kreditanstalt fuer Wiederaufbau International Finance, Inc.,
USD	3,000	5.75%, 1/15/08	3,010,077
		Merrill Lynch & Co., Inc.,
AUD	500	6.50%, 7/28/09	414,372
AUD	200	6.75%, 3/12/14	165,426
		Travelers Insurance Company Institutional Funding, Ltd.,
AUD	500	6.00%, 4/07/09	411,113
		United States Treasury,
USD	4,500	6.25%, 5/15/30	5,355,000

			9,355,988

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
URUGUAY—1.3%
		Republica Orient Uruguay,
UYU	24,200	4.25%, 4/05/27	$1,051,845
USD	500	7.625%, 3/21/36	563,325

			1,615,170

VENEZUELA—2.0%
		Republic of Venezuela,
USD	2,200	5.75%, 2/26/16	2,049,410
USD	430	9.375%, 1/13/34	539,005

			2,588,415

Total Long-Term Investments (cost $125,175,039)			142,149,904

SHORT-TERM INVESTMENTS—7.6%
UNITED STATES—7.6%
		State Street Bank and Trust Company Time Deposit,
CAD	565	2.00%, 5/02/07	511,243
		State Street Bank and Trust Company Fixed Deposit,
NZD	409	5.50%, 5/02/07	303,865
		Repurchase Agreement, State Street Bank and Trust Company,
USD	8,977	4.60% dated 4/30/07, due 5/01/07 in the amount of $8,978,147 (collateralized by $6,555,000 U.S. Treasury Bond, 8.75% due 8/15/20; value $9,157,001)	8,977,000

Total Short-Term Investments (cost $9,786,708)			9,792,108

Total Investments—118.4% (cost $134,961,747)			151,942,012
Other Assets in Excess of Liabilities—5.0%			6,342,388
Liquidation Value of Preferred Stock—(23.4%)			(30,000,000)

Net Assets Applicable to Common Shareholders—100.0%			$128,284,400

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

AUD—Australian dollar	GBP—British pound	NOK—Norwegian krone	USD—United States dollar
BRL—Brazilian real	IDR—Indonesian rupiah	NZD—New Zealand dollar	UYU—Uruguayan peso
CAD—Canadian dollar	INR—Indian rupee	RUB—Russian ruble
COP—Colombian peso	MXN—Mexican peso	SGD— Singapore dollar
EUR—European Union euro	MYR—Malaysian ringgit	TRY—Turkish lira

(a)	Paid-in-kind (PIK) payments.
(b)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2007.
(c)	The maturity date presented for these instruments represents the next call date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	7,200	3.1600%	1 month LIBOR	$84,600
UBS AG	October 31, 2008	7,200	3.5400%	1 month LIBOR	163,937
UBS AG	October 31, 2010	4,800	4.0550%	1 month LIBOR	134,741

					$383,278

Futures Contracts

	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6%—3 year	June 2007	22	$(1,993)
Sale Contract:
Australian Treasury Bond 6%—10 year	June 2007	12	12,807

			$10,814

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2007	Sale Value as of April 30, 2007	Unrealized Appreciation/ (Depreciation)
Australian Dollar/Canadian Dollar
settlement date 5/16/07	AUD6,054,239	CAD5,604,000	5,037,023	5,073,302	(36,279)
Australian Dollar/New Zealand Dollar
settlement date 5/16/07	AUD12,527,964	NZD14,000,000	10,423,052	10,387,986	35,066
Australian Dollar/United States Dollar
settlement date 5/16/07	AUD6,272,098	USD5,180,000	5,218,278	5,180,000	38,278
British Pound/United States Dollar
settlement date 7/23/07	GBP12,730,000	USD25,325,711	25,442,191	25,325,711	116,480
Canadian Dollar/Australian Dollar
settlement date 5/16/07	CAD5,598,000	AUD6,000,000	5,067,870	4,991,897	75,973
Canadian Dollar/New Zealand Dollar
settlement date 5/16/07	CAD10,855,000	NZD13,000,000	9,827,033	9,645,987	181,046

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2007

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2007	Sale Value as of April 30, 2007	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
settlement date 7/23/07	CAD5,850,000	USD5,229,882	5,306,623	5,229,882	76,741
European Union Euro/United States Dollar
settlement date 7/23/07	EUR6,450,000	USD8,771,936	8,830,199	8,771,936	58,263
Indian Rupee/United States Dollar
settlement date 7/17/07	INR133,331,000	USD3,100,000	3,187,754	3,100,000	87,754
Malaysian Ringgit/United States Dollar
settlement date 7/17/07	MYR10,591,150	USD3,100,000	3,106,993	3,100,000	6,993
Norwegian Krone/United States Dollar
settlement date 7/23/07	NOK45,600,000	USD7,648,145	7,683,934	7,648,145	35,789
Singapore Dollar/United States Dollar
settlement date 7/17/07	SGD4,668,290	USD3,100,000	3,089,578	3,100,000	(10,422)
United States Dollar/Australian Dollar
settlement date 5/16/07	USD8,886,000	AUD11,000,000	8,886,000	9,151,811	(265,811)
settlement date 7/23/07	USD9,967,320	AUD12,000,000	9,967,320	9,965,438	1,882
United States Dollar/Canadian Dollar
settlement date 7/23/07	USD13,302,823	CAD14,750,000	13,302,823	13,379,947	(77,124)
United States Dollar/New Zealand Dollar
settlement date 7/23/07	USD5,164,313	NZD7,000,000	5,164,313	5,168,482	(4,169)

	Net USD Total		$129,540,984	$129,220,524	$320,460

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of April 30, 2007 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$134,961,747	$17,227,688	$247,423	$16,980,265

For Federal income purposes, the Fund has a net capital loss carryforward as of October 31, 2006 of $1,383,179 of which $991,666 expires in 2010, $116,280 expires in 2011 and $275,233 expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

As of April 30, 2007

Assets
Investments, at value (cost $134,961,747)	$151,942,012
Cash	14,496,319
Cash at broker	139,272
Interest receivable	3,914,977
Unrealized appreciation on forward foreign currency exchange contracts	732,051
Net unrealized appreciation on interest rate swaps	383,278
Variation margin receivable for futures contracts	7,971
Prepaid expenses	11,429

Total assets	171,627,309

Liabilities
Due to custodian, foreign currency, at value (cost $10,884,262)	10,805,087
Payable for investments purchased	1,162,287
Dividends payable to common shareholders	604,871
Unrealized depreciation on forward foreign currency exchange contracts	393,805
Investment management fee payable	86,502
Dividends payable to preferred shareholders	82,300
Administration fee payable	19,962
Accrued expenses and other liabilities	188,095

Total liabilities	13,342,909

Preferred stock
$.001 par value per share and $ 25,000 liquidation value per share applicable to 1,200 shares (Note 5)	30,000,000

Net Assets Applicable to Common Shareholders	$128,284,400

Composition of Net Assets Applicable to Common Shareholders
Common Stock (par value $.001 per share)	$9,306
Paid-in capital in excess of par	113,419,622
Distributions in excess of net investment income	(4,875,191)
Accumulated net realized loss on investment transactions	(1,838,670)
Net unrealized appreciation on investments	2,697,600
Accumulated net realized foreign exchange gains	3,701,394
Net unrealized foreign exchange gains	15,170,339

Net Assets Applicable to Common Shareholders	$128,284,400

Net asset value per common share based on 9,305,708 shares issued and outstanding	$13.79

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2007

Net Investment Income
Income
Interest and amortization of discount and premium (net of foreign withholding taxes of $48,007)	$4,746,350

Expenses
Investment management fee	500,328
Directors’ fees and expenses	129,712
Legal fees and expenses	118,180
Administration fee	115,460
Independent auditors’ fees and expenses	57,104
Insurance expense	47,001
Auction agent’s fees and expenses	43,928
Reports to shareholders and proxy solicitation	40,372
Custodian’s fees and expenses	38,387
Investor relations fees and expenses	33,555
Transfer agent’s fees and expenses	12,080
Miscellaneous	23,724

Total operating expenses	1,159,831

Net investment income	3,586,519

Realized and Unrealized Gains/(Losses) on Investments, Swaps, Futures, and Foreign Currencies
Net realized gain/(loss) on:
Investment transactions	(545,606)
Interest rate swaps	161,168
Futures contracts	2,487
Foreign currency transactions	2,865,344

2,483,393

Net change in unrealized appreciation/(depreciation) on:
Investments	(812,804)
Interest rate swaps	(109,906)
Futures contracts	11,688
Foreign currency translation	2,314,051

1,403,029

Net gain on investments, swaps, futures, and foreign currencies	3,886,422

Net Increase in Net Assets Resulting From Operations	7,472,941

Dividends to preferred shareholders from net investment income	(788,152)

Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	$6,684,789

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Increase/(Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$3,586,519	$6,430,420
Net realized gain/(loss) on investments, swaps and futures	(381,951)	1,249,371
Net realized gain on foreign currency transactions	2,865,344	615,343
Net change in unrealized appreciation/(depreciation) on investments, swaps and futures	(911,022)	(1,791,771)
Net change in unrealized appreciation on foreign currency translation	2,314,051	1,197,921

Net increase in net assets resulting from operations	7,472,941	7,701,284

Dividends to preferred shareholders from net investment income	(788,152)	(1,455,271)

Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	6,684,789	6,246,013

Distributions to common shareholders from:
Net investment income	(3,629,234)	(9,142,053)
Tax return of capital	—	(954,639)

Total decrease in net assets from distributions to shareholders	(3,629,234)	(10,096,692)

Total increase/(decrease) in net assets applicable to common shareholders	3,055,555	(3,850,679)
Net Assets Applicable to Common Shareholders
Beginning of period	125,228,845	129,079,524

End of period (including distributions in excess of net investment income of ($4,875,191) and ($4,044,324), respectively)	$128,284,400	$125,228,845

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Financial Highlights

	For the Six Months Ended April 30, 2007 (unaudited)
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$13.46

Net investment income	0.39
Net realized and unrealized gains on investments, swaps futures and foreign currencies	0.42
Dividends to preferred shareholders from net investment income	(0.09)

Total from investment operations applicable to common shareholders	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.39)
Tax return of capital	—

Total distributions	(0.39)

Net asset value per common share, end of period	$13.79

Market value, end of period	$13.28

TOTAL INVESTMENT RETURN BASED ON(2):
Market value	5.20%
Net asset value	5.51%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(3):
Net assets applicable to common shareholders, end of period (000 omitted)	$128,284
Average net assets applicable to common shareholders (000 omitted)	$125,223
Operating expenses	1.87	%(4)
Net investment income	4.51	%(4)
Portfolio turnover	38%
Senior securities (preferred stock) outstanding (000 omitted)	$30,000
Asset coverage on preferred stock at period end	528%

(1)	Based on average shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 5.78%, 5.13%, 5.35%, 5.22%, 4.90%, and 5.22%, respectively.
(4)	Annualized.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Financial Highlights (concluded)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$13.87	$13.72	$12.43	$10.46	$9.99

Net investment income	0.69	0.76	0.68	0.57	0.52
Net realized and unrealized gains on investments, swaps futures and foreign currencies	0.14	0.21	1.38	2.17	0.76
Dividends to preferred shareholders from net investment income	(0.16)	(0.10)	(0.05)	(0.05)	(0.07)

Total from investment operations applicable to common shareholders	0.67	0.87	2.01	2.69	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.98)	(0.72)	(0.72)	(0.44)	(0.04)
Tax return of capital	(0.10)	—	—	(0.28)	(0.70)

Total distributions	(1.08)	(0.72)	(0.72)	(0.72)	(0.74)

Net asset value per common share, end of period	$13.46	$13.87	$13.72	$12.43	$10.46

Market value, end of period	$13.00	$13.05	$14.02	$13.62	$9.35

TOTAL INVESTMENT RETURN BASED ON(2):
Market value	8.23%	(1.94%)	8.77%	55.30%	12.45%
Net asset value	5.43%	6.50%	16.64%	26.70%	13.30%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(3):
Net assets applicable to common shareholders, end of period (000 omitted)	$125,229	$129,080	$127,404	$115,183	$96,951
Average net assets applicable to common shareholders (000 omitted)	125,426	131,739	121,359	107,415	92,148
Operating expenses	2.02%	1.71%	1.96%	2.30%	2.17%
Net investment income	3.97%	4.65%	4.86%	4.49%	4.57%
Portfolio turnover	30%	36%	22%	31%	39%
Senior securities (preferred stock) outstanding (000 omitted)	$30,000	$30,000	$30,000	$30,000	$30,000
Asset coverage on preferred stock at period end	517%	530%	525%	484%	423%

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Global Income Fund, Inc. (the “Fund”) was incorporated in Maryland on June 28, 1991, as a closed-end, non-diversified investment company.

The Fund’s principal investment objective is to provide high current income by investing primarily in fixed-income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective. The Fund’s investments are divided into three categories: investments in Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. “Developed Markets” are those countries contained in the Citigroup World Government Bond Index, Luxembourg and the Hong Kong Special Administrative Region. “Investment Grade Developing Markets” are those countries whose sovereign debt is rated not less than Baa3 by Moody’s or BBB- by S&P. “Sub-Investment Grade Developing Markets” are those countries that are not Developed Markets or Investment Grade Developing Markets. Under normal circumstances, at least 60% of the Fund’s total assets would be invested in a portfolio of fixed income securities from issuers in Developed Markets or Investment Grade Developing Markets, whether or not denominated in the currency of such country; provided, however, that the Fund will invest at least 40% of its total assets in fixed income securities of issuers in Developed Markets. The Fund may only invest up to 40% of its total assets in fixed income securities of issuers in Sub-Investment Grade Developing Markets whether or not denominated in the currency of such country.

In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Global Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days’ prior written notice to shareholders. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America using the United States dollar as both the functional and reporting currency. However, the Australian Dollar, Canadian Dollar and British Pound are the functional currencies for Federal tax purposes (see Taxes below).

Securities Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) includes realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains/(losses) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Interest Rate Swaps:

The Fund may engage in certain interest rate swap transactions to hedge the Fund’s AMPS. An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counter party to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“FX”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The FX is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the FX is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from the unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts:

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options:

When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). As of April 30, 2007, there were no open option contracts.

Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are accrued on a daily basis and are determined as described in Note 5.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Recent Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (“FASB”) issued interpretation No. 48 (“FIN 48”) entitled “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during the fiscal 2008 year and the impact on the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact of the adoption of SFAS 157 on the Fund’s financial statement disclosures is currently being evaluated.

Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the functional currencies. Accordingly, only realized currency gains/(losses) resulting from the repatriation of any of the functional currencies (Australian Dollar, Canadian Dollar or British Pound) into U.S. dollars or another functional currency and realized currency gains and losses on non-functional currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund’s policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Under the applicable foreign tax law, a withholding tax may be imposed on interest and discounts earned at various rates.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as the investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser”) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Adviser is an indirect wholly-owned subsidiary of the Investment Manager, which is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC. The Investment Manager has also entered into an agreement with CIBC World Markets, Inc. (the “Consultant”).

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser and the Consultant, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly Managed Assets up to $200 million, 0.60% of Managed Assets between $200 million and $500 million, and 0.55% of Managed Assets in excess of $500 million. Managed Assets are defined as net assets plus the amount of any borrowings, including AMPS, for investment purposes. The Investment Manager pays fees to the Investment Adviser and the Consultant for their services rendered. The Fund’s Investment Manager informed the Fund that it paid $193,954 to the Investment Adviser and approximately $2,600 to the Consultant during the six months ended April 30, 2007.

Aberdeen Asset Management Inc. (“AAMI”), an affiliate of the Investment Manager and the Investment Adviser, is the Fund’s Administrator. Pursuant to the administration agreement, AAMI receives a fee at an annual rate equal to 0.15% of the Fund’s average weekly Managed Assets, are defined as net assets plus the amount of any borrowings, including AMPS, for investment purposes.

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer of $4,000 plus out-of-pocket expenses. During the six months ended April 30, 2007, the Fund incurred fees of $24,614 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2007, aggregated $52,282,357 and $56,312,373, respectively.

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

Note 4. Common Stock

There are 300 million shares of $.001 par value common stock authorized. At April 30, 2007, there were 9,305,708 shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its common stock in the open market during any 12-month period, if and when the discount to NAV is at least 10%. Through April 30, 2007, there have been no share repurchases through this program.

Note 5. Preferred Stock

There are 100 million shares of $.001 par value of Auction Market Preferred Stock (“AMPS”) authorized. The 1,200 shares of AMPS outstanding consist of one series, W-7. The AMPS have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared. The AMPS have rights set forth in the Fund’s Articles of Amendment and Restatement.

Dividends on the AMPS are cumulative at a rate typically reset every 28 days based on the results of an auction. Dividend rates ranged from 5.18% to 5.398% during the six months ended April 30, 2007. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS would be less than 200%.

The AMPS are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Articles are not satisfied.

The holders of AMPS have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of AMPS are also entitled to elect two of the Fund’s directors.

Note 6. Subsequent Events

Subsequent to April 30, 2007, the Fund declared a monthly distribution of 6.5 cents per common share payable on June 15, 2007 and July 13, 2007 to common shareholders of record on May 31, 2007 and June 29, 2007, respectively.

Subsequent to April 30, 2007, distributions declared and paid on the AMPS totaled $122,436 for the outstanding preferred share series through June 7, 2007.

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on Thursday, March 8, 2007 at 1735 Market Street, Philadelphia, Pennsylvania. The description of each proposal and number of shares voted at the meeting are as follows:

1. To elect three directors to serve as Class III directors for a three-year term expiring in 2010:

	Votes For	Votes Withheld
Martin J. Gilbert	7,895,723	142,519
Neville J. Miles	7,896,163	142,079
Warren C. Smith	7,896,502	141,740

2. To elect two directors to represent the interests of the holders of the preferred stock for the ensuing year:

	Votes For	Votes Withheld
Dr. Anton E. Schrafl	1,041	22
John T. Sheehy	1,041	22

Directors whose term of office continued beyond this meeting are as follows: David L. Elsum, P. Gerald Malone, William J. Potter, Peter D. Sacks, and E. Duff Scott.

Considerations in Approving Renewal of Management Agreement and Investment Advisory Agreement (collectively, “Agreements”)

In December 2006, at an in-person meeting, the Board of Directors, including all of the Directors who are not parties to the Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (“Independent Directors”), considered and approved the renewal of the Agreements for an additional term of twelve months. At this meeting, the Directors reviewed an extensive report prepared by the Investment Manager and the Investment Adviser (collectively, the “Advisers”) in response to a request submitted by the Independent Directors’ independent legal counsel on behalf of such Directors, and discussed this report with representatives of the Advisers. The Independent Directors also consulted in executive session with counsel to the Independent Directors regarding the renewal of the Agreements. The Directors also considered the recommendation of the Contract Review Committee of the Board (the “Committee”), consisting solely of Independent Directors, that the Agreements be renewed, noting that the Committee had discussed, in executive session with independent counsel, the nature, extent and quality of the management and advisory services provided to the Fund by the Advisers, the level of the management and advisory fees, the costs of the services provided and the profits realized by the Advisers, the Fund’s expense ratio, its relative and absolute performance, any economies of scale with respect to the management of the Fund, any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund, and various other matters included within the report of the Advisers. Given

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (continued)

the fact that (i) all management fees payable by the Fund are payable only to the Investment Manager, and the Investment Manager pays a portion of those fees to the Investment Adviser, an affiliated entity which is under common ownership by Aberdeen Asset Management PLC, and (ii) the Investment Manager and the Investment Adviser use a team approach to the making of investment decisions, the Board of Directors did not separately consider the renewal of the Management Agreement and the Investment Advisory Agreement, but rather viewed the Investment Manager and the Investment Adviser as providers of a unified service. However, the Board was provided, and did consider, information as to the services provided by each of the Investment Manager and the Investment Adviser, the fees payable by the Fund to the Investment Manager and by the Investment Manager to the Investment Adviser and, as noted below, certain pro-forma estimates as to the profitability of each in respect of their services to the Fund. The Board’s consideration of investment performance, expenses and economies of scale, as further discussed below, was focused at the Fund level without any separate attribution of those factors to the Investment Manager and the Investment Adviser given the impracticalities inherent in attempting any such attribution.

In approving (or in the case of the Committee, recommending) the renewal of the Agreements, the Committee, the Independent Directors and the entire Board of Directors, concluded that:

•

The effective annual management fee rate paid by the Fund to the Investment Manager for investment management services was within a reasonable range relative to the effective advisory fee rates of a comparison group consisting of an eleven-fund category of closed-end global income funds compiled by Lipper Inc. at the request of the Fund (the “Peer Group”), including Aberdeen Asia-Pacific Income Fund, Inc., another U.S.-registered closed-end fund managed by the Investment Manager, and First Trust/Aberdeen Global Opportunity Income Fund, a U.S.-registered closed-end fund sub-advised by AAMI. The Committee, the Independent Directors and the Board also considered the annual fee paid to the Investment Manager by a non-U.S. fund listed on the Toronto Stock Exchange. The Lipper data (computed based upon net assets values as of September 30, 2006) indicated that the Fund’s effective management fee rate of 0.650% was the third lowest of the eleven funds in the Peer Group, whose fees ranged from 0.506% to 1.000%, and was below the weighted average fee rate of 0.66% of the funds in the Peer Group. The Committee, the Independent Directors and the Board assumed that the Lipper compilation of funds represented a reasonably comparable group and that the compilation provided a reasonably reliable general indication of relative fees. Additionally, the Committee, the Independent Directors and the Board noted that the Fund’s effective management fee rate of 0.65% contained in the Lipper data was higher than the annual fee rate of 0.59% paid to the Investment Manager by the non-U.S. fund listed on the Toronto Stock Exchange. However, the Committee, the Independent Directors and the Board determined that this disparity was reasonable due to the lower complexity of that

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (continued)

fund, which does not have a global investment mandate and is not subject to the same diversification requirements.

•

They were satisfied with the nature, quality and extent of services provided by the Advisers. In reaching this conclusion, the Committee, the Independent Directors and the Board reviewed, among other things, the Adviser’s investment experience, including the positive growth and development of their Far East operations as well as the Aberdeen Group’s global activities, especially in North America, the emerging markets and their growing capabilities in Australia. The Committee, the Independent Directors and the Board received information regarding the Advisers’ compliance with applicable laws and SEC and other regulatory inquiries or audits of the Fund and the Advisers. The Committee, the Independent Directors and the Board also considered the background and experience of the Advisers’ senior management and the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. In addition to the other elements noted, the Committee, the Independent Directors and the Board considered the Fund’s absolute and relative performance and its expense ratio, all of which they found to have a direct bearing on a determination of the quality of the advisory services provided. The Committee, the Independent Directors and the Board also noted that the Board reviewed and assessed the quality of the services the Fund receives from the Advisers throughout the year, and received detailed portfolio review and performance reports on a regular basis. Based on these materials, they determined that the advisory services provided were extensive in nature and of high quality.

•

Although the Fund’s investment performance ranked tenth out of eleven funds in the Peer Group for the year ended October 31, 2006, the Committee, the Independent Directors and the Board noted that over the long term, the Lipper data indicated that the Fund experienced above-average investment performance, based on an analysis of total return, as compared to the funds within the Peer Group (ranking fourth out of eleven for the year ended October 31, 2005, first out of eleven for the year ended October 31, 2004, second out of eleven for the year ended October 31, 2003, and third out of eleven for the year ended October 31, 2002). The Fund’s total return for the year ended October 31, 2006 (after deducting fees and expenses) was approximately 250 basis points lower than the total return of the non-U.S. Fund listed on the Toronto Stock Exchange, and approximately 150 basis points lower than the total return of the non-U.S. open-ended fund managed by the Investment Adviser, which funds pursue similar but not identical strategies to the Fund. The Committee, the Independent Directors and the Board noted that the differences in performance noted may have been due to the differences in the investment strategies of each of these other funds. The Committee, the Independent Directors and the Board received and considered information regarding the Fund’s total return in U.S. dollar terms for each of the last five fiscal years on a gross and net basis and relative to the Fund’s benchmark, the Fund’s share performance and premium/discount information during the same period and the impact of foreign currency movements on the

Aberdeen Global Income Fund, Inc.

Supplemental Information (unaudited) (concluded)

Fund’s performance in U.S. dollar terms. The Committee, the Independent Directors and the Board also received and reviewed information as to the Fund’s total return for each of the last five fiscal years as compared with the total returns of each of the funds included in the Peer Group, as well as with the non-U.S. fund listed on the Toronto Stock Exchange, and with the non-U.S. open-ended fund managed by the Investment Adviser. The Committee, the Independent Directors and the Board further reviewed the impact of the Fund’s preferred stock on the returns to shareholders, and information as to the Fund’s discount/premium ranking relative to the Peer Group for the one, two, five and seven year periods ended October 31, 2006. The Lipper data indicated that for each of the one, two, five and seven year periods ended October 31, 2006, the Fund’s discount/premium ranking ranged from second to tenth out of the eleven funds in the Peer Group. The Committee, the Independent Directors and the Board concluded that the overall performance results supported re-approval of the Agreements.

•

The Fund’s expense ratio for the fiscal year ended October 31, 2005 ranked the Fund as having one of the highest expense ratios in its Peer Group (ranking tenth out of eleven). However, the Committee, the Independent Directors and the Board noted that the Fund was one of the smallest in the Peer Group and might not have had similar economies of scale as other funds in the Peer Group. The Committee, the Independent Directors and the Board noted that the Lipper methodology excluded the Fund’s assets attributable to its preferred stock. After adjusting to add back such assets, the Fund’s ratio decreased, and the Committee, the Independent Directors and the Board believed such adjustment to be appropriate since total expenses included expenses related to the management of such assets. The Committee, the Independent Directors and the Board concluded that the overall expense ratio supported re-approval of the Agreements.

•

Any potential economies of scale were being shared between the Fund and the Advisers in an appropriate manner. This determination was based on factors including that the Fund’s management fee schedule provided significant breakpoints at higher asset levels, and that profitability of the Investment Manager and the Investment Adviser were determined to be reasonable based upon the Board’s review of the Peer Group data and other information provided to the Board.

•

In light of the costs of providing investment management and advisory services to the Fund, the profits that the Advisers received, individually and on an aggregate basis (based on certain pro-forma estimates), with respect to providing investment management and advisory services to the Fund were reasonable, and any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund were reasonable. The Committee, the Independent Directors and the Board considered the profitability levels in light of their collective commercial experience and business judgment, and also considered that the level of profitability was within the range that courts in the past had found to be acceptable when considering the propriety of investment advisory fees paid by registered investment companies.

Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (continued)

As noted above, the Board reviewed detailed materials received from the Advisers as part of the renewal process. The Board also regularly reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisers at least in each of its regular quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

In considering the Agreements, the Committee, the Independent Directors and the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Committee, the Independent Directors and the Board concluded that approval of the renewal of the Agreements was in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Directors voting separately, unanimously approved the renewal of the Agreements.

Aberdeen Global Income Fund, Inc.

Directors

P. Gerald Malone, Chairman

David L. Elsum

Martin J. Gilbert

Neville J. Miles

William J. Potter

Peter D. Sacks

Anton E. Schrafl

E. Duff Scott

John T. Sheehy

Warren C. Smith

Officers

Martin J. Gilbert, President

Alison Briggs, Vice President

Annette Fraser, Vice President

Derek Fulton, Vice President

Steve Ilott, Vice President

James Capezzuto, Vice President—Compliance

Christian Pittard, Treasurer and Assistant Secretary

Alan Goodson, Secretary and Assistant Treasurer

Beverley Hendry, Assistant Treasurer

Timothy Sullivan, Assistant Treasurer

Donald C. Burke, Assistant Treasurer

Andrea L. Melia, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

The accompanying Financial Statements as of April 30, 2007 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Global Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103

Consultant	CIBC World Markets, Inc. BCE Place, Canada Trust Tower P.O. Box 500 Toronto, Ontario, M5J 2S8 Canada

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent	The Bank of New York Shareholder Relations Department P.O. Box 11258 Church Street Station New York, NY 10286 1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

Investor Relations	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103 1-866-839-5233 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Global Income Fund, Inc. are traded on the American Stock Exchange under the symbol “FCO.” Information about the Fund’s net asset value and market price is available at www.aberdeenfco.com.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 –	Code of Ethics.

Not required to be included in this filing.

Item 3 –	Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4 –	Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5 –	Audit Committee of Listed Registrants.

Not required to be included in this filing.

Item 6 –	Schedule of Investments.

Included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required to be included in this filing.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not required to be included in this filing.

(b) During the period ended April 30, 2007, there was no change in any of the Portfolio Managers identified in the Registrant’s Annual Report on Form N-CSR filed on January 3, 2007.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1 through November 30, 2006	0	0	0	930,571
December 1 through December 31, 2006	0	0	0	930,571
January 1 through January 31, 2007	0	0	0	930,571
February 1 through February 28, 2007	0	0	0	930,571
March 1 through March 31, 2007	0	0	0	930,571
April 1 through April 30, 2007	0	0	0	930,571
Total	0	0	0	—

[1]

The Registrant’s stock repurchase program was announced on March 19, 2001 and allows the Registrant to repurchase up to 10% of its outstanding shares of common stock, par value $.01 per share, on the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 10 –	Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2007, there were no material changes to the policies by which stockholders may recommend nominees to the Fund’s Board.

Item 11 –	Controls and Procedures.

(a)    It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 –	Exhibits.

(a)(1)Not applicable.

(a)(2)Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(a)(3)Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of Aberdeen Global Income Fund, Inc.

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of Aberdeen Global Income Fund, Inc.

Date:	June 29, 2007

By:	/s/Christian Pittard
Christian Pittard,
Treasurer of Aberdeen Global Income Fund, Inc.

Date:	June 29, 2007

Exhibit List

12(a)(2) – Rule 30a-2(a) Certifications

12(b) – Rule 30a-2(b) Certifications